Statement of Combined Cash Flows - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FROM OPERATIONS
Net (loss) income	$ (203)	$ 151	$ (739)	$ (347)	$ (2,870)
Adjustments to reconcile net (loss) income to cash from operations:
Depreciation, depletion, and amortization	536	594	780	954	1,026
Deferred income taxes	6	(17)	86	(50)	(10)
Equity income, net of dividends	34	137	158	97	77
Impairment of goodwill					1,731
Restructuring and other charges	109	297	983	863	712
Net gain from investing activities - asset sales	(164)	(33)	(32)	(34)	(13)
Net period pension benefit cost	43	53	67	77	122
Stock-based compensation	24	31	35	39	33
Other	12	25	41	15	(26)
Changes in assets and liabilities, excluding effects of acquisitions, divestitures, and foreign currency translation adjustments:
(Increase) decrease in receivables	(126)	34	130	(91)	(62)
Decrease (increase) in inventories	25	92	212	(126)	36
(Increase) decrease in prepaid expenses and other current assets	(22)	33	58	(21)	(1)
(Decrease) in accounts payable, trade	(175)	(108)	(156)	110	219
(Decrease) in accrued expenses	(338)	(288)	(311)	(404)	(393)
(Decrease) increase in taxes, including income taxes	(103)	175	(32)	(67)	96
Pension contributions	(45)	(39)	(69)	(154)	(128)
(Increase) in noncurrent assets	(188)	(333)	(356)	(32)	(185)
Increase in noncurrent liabilities	25	18	20	13	88
CASH (USED FOR) PROVIDED FROM OPERATIONS	(550)	822	875	842	452
FINANCING ACTIVITIES
Net transfers from (to) Parent Company	407	(193)	(34)	(332)	561
Net change in short-term borrowings (original maturities of three months or less)		(1)			6
Additions to debt (original maturities greater than three months)				1	1
Payments on debt (original maturities greater than three months)	(16)	(20)	(24)	(36)	(41)
Contributions from noncontrolling interest			2	43	9
Distributions to noncontrolling interest	(176)	(71)	(106)	(120)	(107)
Cash (used for) provided from financing activities	215	(285)	(162)	(444)	429
INVESTING ACTIVITIES
Capital expenditures	(258)	(258)	(391)	(444)	(567)
Proceeds from the sale of assets and businesses	112	70	70	223	8
Additions to investments	(3)	(36)	(63)	(145)	(242)
Sale of investments	146			28
Other	(2)				(1)
CASH USED FOR INVESTING ACTIVITIES	(5)	(224)	(384)	(338)	(802)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	24	(58)	(38)	(7)	(14)
Net change in cash and cash equivalents	(316)	255	291	53	65
Cash and cash equivalents at beginning of year	557	266	266	213	148
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 241	$ 521	$ 557	$ 266	$ 213